SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund

December 31, 2024 (Unaudited)
Principal Amount		Value
Corporate Bonds — 49.4%
Basic Materials — 1.4%
$650,000	FMC Corp., 5.15%, 5/18/26	$650,749

Consumer, Cyclical — 7.2%
400,000	American Honda Finance Corp., (SOFR RATE + 0.720%), GMTN, 5.32%, 10/22/27(a)	399,767
290,000	BMW US Capital LLC, 4.65%, 8/13/26(b)	290,099
150,000	Daimler Truck Finance North America LLC, 5.13%, 9/25/27(b)	150,755
865,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.50%, 2/26/27(a)	866,704
300,000	Hyundai Capital America, 5.30%, 3/19/27(b)	302,341
500,000	Toyota Motor Credit Corp., GMTN, 4.55%, 8/7/26	500,264
450,000	Volkswagen Group of America Finance LLC, 4.90%, 8/14/26(b)	448,373
425,000	Volkswagen Group of America Finance LLC, 5.40%, 3/20/26(b)	426,543
		3,384,846
Consumer, Non-cyclical — 1.7%
500,000	HCA, Inc., 5.38%, 2/1/25	499,685
320,000	Solventum Corp., 5.45%, 2/25/27(b)	322,852
		822,537
Energy — 1.6%
825,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	781,728

Financial — 33.1%
500,000	Athene Global Funding, (SOFR Index + 0.715%), 5.40%, 1/7/25(a),(b)	500,000
500,000	Bank of America Corp., MTN, 3.38%, 4/2/26(c)	498,026
500,000	Bank of America Corp., 5.08%, 1/20/27(c)	501,550
500,000	Barclays Plc, 5.30%, 8/9/26(c)	500,839
1,305,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 5.50%, 3/3/27(a)	1,315,983
1,000,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.20%, 6/9/27(a)	1,000,880
110,000	Comerica, Inc., 5.98%, 1/30/30(c)	111,201
360,000	Credit Agricole SA, 1.25%, 1/26/27(b),(c)	345,579
430,000	Deutsche Bank AG, 5.71%, 2/8/28(c)	434,504
550,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	553,072
500,000	HSBC Holdings Plc, 4.29%, 9/12/26(c)	497,486
500,000	HSBC Holdings Plc, (SOFR RATE + 1.430%), 5.87%, 3/10/26(a)	500,754
500,000	JPMorgan Chase & Co., 4.08%, 4/26/26(c)	498,554
150,000	JPMorgan Chase & Co., 5.04%, 1/23/28(c)	150,491
575,000	KeyBank NA, 4.15%, 8/8/25	571,739
1,000,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	997,981
575,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	573,591
515,000	Met Tower Global Funding, 4.00%, 10/1/27(b)	506,330
500,000	Morgan Stanley, 5.05%, 1/28/27(c)	501,546
475,000	New York Life Global Funding, 3.90%, 10/1/27(b)	466,716

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$775,000	Nomura Holdings, Inc., 5.10%, 7/3/25	$775,404
750,000	Societe Generale SA, (SOFR RATE + 1.050%), 5.66%, 1/21/26(a),(b)	750,275
750,000	Truist Bank, 1.50%, 3/10/25	745,356
900,000	UBS Group AG, 4.49%, 5/12/26(b),(c)	898,025
285,000	VICI Properties LP, REIT, 4.38%, 5/15/25	284,207
1,170,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	1,135,218
		15,615,307
Technology — 2.3%
375,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	356,600
725,000	Western Digital Corp., 4.75%, 2/15/26	717,753
		1,074,353
Utilities — 2.1%
285,000	Consolidated Edison Co. of New York, Inc., (SOFR Index + 0.520%), 5.00%, 11/18/27(a)	285,648
690,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(b)	689,815
		975,463

Total Corporate Bonds		23,304,983
(Cost $23,388,013)
Asset Backed Securities — 43.4%
263,952	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29(b)	264,989
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class C, 5.62%, 12/17/29(b)	125,606
500,000	ARI Fleet Lease Trust, Series 2023-A, Class C, 6.03%, 2/17/32(b)	506,193
206,929	Carmax Auto Owner Trust, Series 2022-2, Class A3, 3.49%, 2/16/27	205,907
83,214	CarMax Auto Owner Trust, Series 2022-1, Class A3, 1.47%, 12/15/26	82,195
255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.47%, 7/17/28	247,191
200,000	Carmax Select Receivables Trust, Series 2024-A, Class A3, 5.40%, 11/15/28	202,063
200,000	Dell Equipment Finance Trust, Series 2022-2, Class C, 4.74%, 7/22/27(b)	199,828
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(b)	508,636
200,000	Dell Equipment Finance Trust, Series 2024-1, Class A2, 5.58%, 3/22/30(b)	200,865
230,096	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, 7/20/26(b)	231,017
94,585	DLLAD LLC, Series 2021-1A, Class A3, 0.64%, 9/21/26(b)	93,407
432,745	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	428,097
405,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	398,143
750,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	762,437

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$250,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class B, 5.57%, 9/15/28	$252,295
400,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48%, 8/15/30	402,361
170,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class B, 4.48%, 4/16/29	168,617
404,000	Ford Credit Auto Owner Trust, Series 2018-1, Class C, 3.49%, 7/15/31(b)	403,751
404,000	Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31(b)	402,755
330,000	Ford Credit Auto Owner Trust, Series 2021-1, Class B, 1.61%, 10/17/33(b)	316,455
500,000	Ford Credit Auto Owner Trust, Series 2021-A, Class C, 0.83%, 8/15/28	495,995
350,000	Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class C, 1.87%, 9/15/27	342,495
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.51%, 1/20/27	502,147
500,000	GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	502,783
600,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27	591,896
600,000	GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.92%, 11/15/28(b)	599,704
290,000	Honda Auto Receivables Owner Trust, Series 2022-1, Class A4, 2.04%, 12/15/28	284,833
555,000	Hpefs Equipment Trust, Series 2022-3A, Class C, 6.13%, 8/20/29(b)	558,418
78,211	HPEFS Equipment Trust, Series 2022-1A, Class C, 1.96%, 5/21/29(b)	77,998
555,531	HPEFS Equipment Trust, Series 2024-1A, Class A2, 5.38%, 5/20/31(b)	556,816
600,000	Hyundai Auto Lease Securitization Trust, Series 2024-B, Class B, 5.56%, 8/15/28(b)	607,761
750,000	Hyundai Auto Receivables Trust, Series 2020-C, Class C, 1.08%, 12/15/27	744,327
700,000	Hyundai Auto Receivables Trust, Series 2021-A, Class C, 1.33%, 11/15/27	684,645
393,060	Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.67%, 10/15/26(b)	389,439
64,033	LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26(b)	63,970
425,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.43%, 12/15/28(b)	434,667
58,730	Lendbuzz Securitization Trust, Series 2022-1A, Class A, 4.22%, 5/17/27(b)	58,375
231,507	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29(b)	233,763
258,588	Marlette Funding Trust, Series 2023-3A, Class B, 6.71%, 9/15/33(b)	259,840

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$400,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.07%, 7/17/34(b)	$404,040
500,000	MMAF Equipment Finance LLC, Series 2020-BA, Class A5, 0.85%, 4/14/42(b)	489,929
310,000	Navistar Financial Dealer Note Master Owner Trust, Series 2024-1, Class A, 5.59%, 4/25/29(b)	313,114
500,000	Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95%, 1/17/28	503,119
275,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	273,613
76,466	SBNA Auto Receivables Trust, Series 2024-A, Class A2, 5.70%, 3/15/27(b)	76,614
500,000	Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 6/21/27(b)	503,607
300,000	Tesla Auto Lease Trust, Series 2024-B, Class B, 5.11%, 8/21/28(b)	298,352
253,953	Tesla Electric Vehicle Trust, Series 2023-1, Class A2A, 5.54%, 12/21/26(b)	254,806
261,179	Toyota Auto Receivables Owner Trust, Series 2021-A, Class A4, 0.39%, 6/15/26	260,100
147,929	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(b)	148,911
480,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28(b)	481,710
432,110	Upstart Securitization Trust, Series 2024-1, Class A, 5.33%, 11/20/34(b)	432,543
500,000	Verizon Master Trust, Series 2023-1, Class C, 4.98%, 1/22/29	500,099
214,997	Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.50%, 12/21/26	215,471
450,000	Volvo Financial Equipment LLC Series, Series 2024-1A, Class A2, 4.56%, 5/17/27(b)	449,733
220,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 9/15/27(b)	221,181
225,000	World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98%, 2/15/30	225,936

Total Asset Backed Securities		20,445,558
(Cost $20,312,670)
Collateralized Mortgage Obligations — 4.1%
750,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.07%, 3/25/42(a),(b)	787,495
329,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 7.67%, 3/25/42(a),(b)	340,856
417,409	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 6.57%, 5/25/43(a),(b)	422,065
100,000	Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class M2, (SOFR30A + 1.700%), 6.27%, 5/25/44(a),(b)	100,376

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Principal Amount		Value
$300,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(b),(d)	$272,165

Total Collateralized Mortgage Obligations		1,922,957
(Cost $1,900,518)

Shares
Investment Company — 0.4%
172,636	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(e)	172,636

Total Investment Company		172,636
(Cost $172,636)

Total Investments		$45,846,134
(Cost $45,773,837) — 97.3%
Other assets in excess of liabilities — 2.7%		1,278,365
NET ASSETS — 100.0%		$47,124,499

(a)	Floating rate note. Rate shown is as of report date.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Affiliated investment.
Financial futures contracts as of December 31, 2024:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	12	March 2025	$(2,200)	USD	$2,467,313	Barclays Capital Group
5 Year U.S. Treasury Note	16	March 2025	6,567	USD	1,700,875	Barclays Capital Group
Total			$4,367

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Ultra-Short Fixed Income Fund  (cont.)

December 31, 2024 (Unaudited)
Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
USD - United States Dollar